Equity Investments - Schedule of Gains (Losses) on Non-Marketable Securities (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Investments, All Other Investments [Abstract]
Observable price adjustments on non-marketable equity securities (includes NAV)	$ (2)	$ 3
Impairment of non-marketable equity securities	(1)	0
Total income (loss) from equity investments in non-marketable securities, net	$ (3)	$ 3